Portfolio of Investments – as of December 31, 2024 (Unaudited)
Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.2% of Net Assets
	ABS Car Loan — 12.9%
$153,039	Ally Auto Receivables Trust, Series 2022-3, Class A3, 5.070%, 4/15/2027	$153,342
24,759	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	24,890
420,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class C, 6.440%, 10/12/2029(a)	424,824
250,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	252,024
22,182	AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.690%, 1/19/2027	22,142
520,000	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	502,782
164,041	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A3, 4.380%, 4/18/2028	163,877
870,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	881,379
330,000	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	333,722
1,110,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.440%, 2/22/2028(a)	1,122,949
255,000	BMW Vehicle Lease Trust, Series 2024-2, Class A3, 4.180%, 10/25/2027	253,561
1,039,948	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.510%, 11/15/2027	1,047,270
115,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.370%, 10/16/2028	115,581
1,055,000	CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.050%, 1/18/2028	1,059,761
290,000	CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.600%, 10/15/2029	290,382
116,180	Carvana Auto Receivables Trust, Series 2021-P4, Class A3, 1.310%, 1/11/2027	115,191
135,453	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027(a)	135,769
515,037	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	518,706
175,000	Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.330%, 7/10/2029	176,986
580,000	Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.260%, 10/10/2029	576,742
95,000	Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.640%, 1/10/2030	94,829
185,000	Chase Auto Owner Trust, Series 2024-5A, Class A3, 4.180%, 8/27/2029(a)	183,247
258,157	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035(a)	259,821
166,429	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520%, 5/15/2036(a)	168,262
160,000	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.110%, 4/17/2028(a)	161,108
609,237	Credit Acceptance Auto Loan Trust, Series 2022-3A, Class A, 6.570%, 10/15/2032(a)	612,065
310,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033(a)	313,441
465,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.610%, 7/15/2033(a)	474,103
130,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	135,070
160,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class A, 5.950%, 6/15/2034(a)	161,139
355,000	Drive Auto Receivables Trust, Series 2024-2, Class B, 4.520%, 7/16/2029	352,399
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$138,181	DT Auto Owner Trust, Series 2021-4A, Class C, 1.500%, 9/15/2027(a)	$137,362
305,876	DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028(a)	306,475
345,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	345,815
70,027	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	69,915
292,584	Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, 4/22/2030(a)	294,997
150,000	Enterprise Fleet Financing LLC, Series 2024-1, Class A3, 5.160%, 9/20/2030(a)	151,844
210,000	Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.060%, 3/20/2031(a)	211,969
119,092	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.970%, 3/15/2027	119,151
42,563	Exeter Automobile Receivables Trust, Series 2023-1A, Class B, 5.720%, 4/15/2027	42,576
260,632	Exeter Automobile Receivables Trust, Series 2023-2A, Class B, 5.610%, 9/15/2027	261,182
248,304	Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.320%, 3/15/2027	248,944
424,123	Flagship Credit Auto Trust, Series 2022-4, Class A3, 6.320%, 6/15/2027(a)	425,785
430,000	Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.010%, 8/16/2027(a)	430,717
450,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	452,633
595,000	Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.190%, 7/15/2031(a)	594,662
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033(a)	547,489
48,864	Foursight Capital Automobile Receivables Trust, Series 2022-2, Class A3, 4.590%, 6/15/2027(a)	48,838
380,000	GECU Auto Receivables Trust, Series 2023-1A, Class A3, 5.630%, 8/15/2028(a)	383,652
160,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.400%, 9/15/2027(a)	160,594
370,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class B, 5.770%, 11/15/2028(a)	375,083
170,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class B, 5.080%, 1/16/2029(a)	170,713
85,000	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class A3, 4.750%, 7/17/2028(a)	85,046
93,784	GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.580%, 6/17/2030(a)	94,840
275,258	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590%, 10/15/2029(a)	278,699
185,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.430%, 12/17/2029(a)	184,288
165,000	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.210%, 10/20/2027	164,289
630,000	GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.980%, 12/11/2036(a)	637,946
265,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	268,739
215,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	219,199
715,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	727,563
245,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class A, 5.440%, 1/25/2029(a)	245,606

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$245,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	$230,093
260,000	Huntington Auto Trust, Series 2024-1A, Class A3, 5.230%, 1/16/2029(a)	262,638
225,000	LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.390%, 10/16/2028(a)	229,387
115,000	LAD Auto Receivables Trust, Series 2024-1A, Class A4, 5.170%, 9/15/2028(a)	116,201
215,000	LAD Auto Receivables Trust, Series 2024-2A, Class A3, 5.610%, 8/15/2028(a)	217,331
165,000	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.520%, 3/15/2029(a)	164,924
528,165	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	534,739
160,000	PenFed Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.700%, 6/15/2029(a)	159,816
289,548	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028(a)	286,257
340,000	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	342,187
510,357	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.420%, 11/15/2027	509,907
115,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	115,407
170,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	172,794
540,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	547,394
590,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.160%, 12/17/2029	603,317
330,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.630%, 1/16/2029	334,016
105,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.850%, 1/16/2029	105,373
215,000	SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.390%, 11/20/2026(a)	216,200
250,000	SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.560%, 11/22/2027(a)	252,875
90,000	SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.560%, 2/22/2028(a)	89,944
420,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	423,757
135,000	SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.550%, 6/20/2030(a)	135,195
440,000	Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.350%, 5/25/2033(a)	434,251
370,000	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.160%, 4/17/2028	372,986
800,000	Toyota Lease Owner Trust, Series 2024-B, Class A3, 4.210%, 9/20/2027(a)	795,252
63,496	United Auto Credit Securitization Trust, Series 2022-2, Class C, 5.810%, 5/10/2027(a)	63,515
90,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	91,100
695,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	707,012
185,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class A3, 5.560%, 2/15/2028(a)	187,093
225,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.710%, 4/17/2028(a)	225,270
635,427	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	638,820
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$265,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A1, 5.490%, 2/18/2039(a)	$268,126
225,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870%, 6/21/2039(a)	225,771
105,000	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	104,843
235,000	World Omni Auto Receivables Trust, Series 2024-C, Class A3, 4.430%, 12/17/2029	234,355
236,315	World Omni Select Auto Trust, Series 2021-A, Class B, 0.850%, 8/16/2027	234,817
		30,406,938
	ABS Credit Card — 0.7%
720,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.050%, 7/15/2027(a)	728,178
330,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	334,112
230,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	231,353
245,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	245,389
		1,539,032
	ABS Other — 4.7%
105,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028(a)	105,068
320,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	324,420
23,520	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	23,580
860,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	867,645
150,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	151,124
191,818	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	175,762
125,976	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	127,384
1,599	BHG Securitization Trust, Series 2022-C, Class A, 5.320%, 10/17/2035(a)	1,599
102,329	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	103,733
385,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	378,104
281,091	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	282,619
735,000	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.930%, 4/23/2029(a)	744,479
100,000	Dell Equipment Finance Trust, Series 2024-1, Class A3, 5.390%, 3/22/2030(a)	101,065
645,000	DLLMT LLC, Series 2023-1A, Class A3, 5.340%, 3/22/2027(a)	648,978
630,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	642,610
110,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	111,882
105,000	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	105,187
180,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	182,798
52,643	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037(a)	52,102
455,000	M&T Equipment Notes, Series 2023-1A, Class A3, 5.740%, 7/15/2030(a)	460,231

Principal Amount	Description	Value (†)
	ABS Other — continued
$33,010	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	$31,655
122,700	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	123,166
379,525	Octane Receivables Trust, Series 2024-2A, Class A2, 5.800%, 7/20/2032(a)	383,852
925,000	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035(a)	919,671
365,000	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	365,130
89,568	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.590%, 11/15/2029(a)	90,068
135,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	137,772
205,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	207,010
194,694	SCF Equipment Leasing LLC, Series 2022-1A, Class A3, 2.920%, 7/20/2029(a)	193,535
949,612	SCF Equipment Leasing LLC, Series 2023-1A, Class A2, 6.560%, 1/22/2030(a)	960,916
175,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	177,712
315,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	323,175
35,161	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class A, 1.330%, 7/20/2037(a)	34,691
269,046	Sierra Timeshare Receivables Funding LLC, Series 2024-2A, Class A, 5.140%, 6/20/2041(a)	269,953
102,364	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	104,655
325,605	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	325,992
795,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	814,716
		11,054,039
	ABS Residential Mortgage — 0.0%
1,218	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	1,197
	ABS Student Loan — 0.0%
66,675	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	64,354
35,602	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	32,629
		96,983
	Aerospace & Defense — 0.5%
475,000	BAE Systems PLC, 5.125%, 3/26/2029(a)	475,770
505,000	L3Harris Technologies, Inc., 5.250%, 6/01/2031	505,318
270,000	Lockheed Martin Corp., 4.700%, 12/15/2031	265,736
		1,246,824
	Agency Commercial Mortgage-Backed Securities — 0.4%
879,352	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	857,094
	Automotive — 2.1%
540,000	American Honda Finance Corp., GMTN, 4.850%, 10/23/2031	528,338
515,000	Daimler Truck Finance North America LLC, 5.200%, 1/17/2025(a)	515,043
665,000	Denso Corp., 1.239%, 9/16/2026(a)	626,881
270,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	272,311
Principal Amount	Description	Value (†)
	Automotive — continued
$180,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025(a)	$178,615
145,000	Hyundai Capital America, 4.750%, 9/26/2031(a)	139,331
415,000	Hyundai Capital America, 4.875%, 11/01/2027(a)	413,954
345,000	LKQ Corp., 5.750%, 6/15/2028	350,575
585,000	Mercedes-Benz Finance North America LLC, 4.900%, 11/15/2027(a)	584,074
310,000	Nissan Motor Acceptance Co. LLC, 5.550%, 9/13/2029(a)	305,882
350,000	Toyota Motor Credit Corp., 5.050%, 5/16/2029	352,525
640,000	Volkswagen Group of America Finance LLC, 5.250%, 3/22/2029(a)	632,987
		4,900,516
	Banking — 12.7%
400,000	ABN AMRO Bank NV, (fixed rate to 9/18/2026, variable rate thereafter), 6.339%, 9/18/2027(a)	408,884
490,000	AIB Group PLC, (fixed rate to 10/14/2025, variable rate thereafter), 7.583%, 10/14/2026(a)	499,023
325,000	ANZ New Zealand International Ltd., 5.355%, 8/14/2028(a)	329,554
725,000	Australia & New Zealand Banking Group Ltd., 4.615%, 12/16/2029	718,901
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.621%, 12/10/2029(a)	199,000
200,000	Banco Santander SA, 5.439%, 7/15/2031	199,593
840,000	Bank of America Corp., MTN, (fixed rate to 4/02/2025, variable rate thereafter), 3.384%, 4/02/2026	836,747
810,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	791,954
315,000	Bank of Ireland Group PLC, (fixed rate to 9/16/2025, variable rate thereafter), 6.253%, 9/16/2026(a)	317,589
210,000	Bank of Montreal, 5.511%, 6/04/2031	213,329
260,000	Bank of New York Mellon Corp., (fixed rate to 4/26/2026, variable rate thereafter), 4.947%, 4/26/2027	261,085
315,000	Bank of New York Mellon Corp., (fixed rate to 7/22/2031, variable rate thereafter), 5.060%, 7/22/2032	314,200
250,000	Bank of New Zealand, 2.285%, 1/27/2027(a)	238,030
330,000	Bank of Nova Scotia, GMTN, 5.450%, 8/01/2029	336,043
410,000	Banque Federative du Credit Mutuel SA, 5.194%, 2/16/2028(a)	411,895
810,000	BNP Paribas SA, (fixed rate to 11/19/2029, variable rate thereafter), 5.283%, 11/19/2030(a)	801,610
330,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/2027	333,534
405,000	Capital One Financial Corp., (fixed rate to 10/29/2026, variable rate thereafter), 7.149%, 10/29/2027	420,276
580,000	Citibank NA, (fixed rate to 11/19/2026, variable rate thereafter), 4.876%, 11/19/2027	580,465
225,000	Citizens Financial Group, Inc., (fixed rate to 5/21/2032, variable rate thereafter), 5.641%, 5/21/2037	217,850
185,000	Comerica, Inc., (fixed rate to 1/30/2029, variable rate thereafter), 5.982%, 1/30/2030	187,074
360,000	Credit Agricole SA, (fixed rate to 9/11/2027, variable rate thereafter), 4.631%, 9/11/2028(a)	355,483
590,000	DNB Bank ASA, (fixed rate to 9/16/2025, variable rate thereafter), 1.127%, 9/16/2026(a)	574,346

Principal Amount	Description	Value (†)
	Banking — continued
$705,000	DNB Bank ASA, (fixed rate to 11/05/2029, variable rate thereafter), 4.853%, 11/05/2030(a)	$696,970
505,000	Federation des Caisses Desjardins du Quebec, 5.700%, 3/14/2028(a)	514,686
590,000	Goldman Sachs Bank USA, (fixed rate to 5/21/2026, variable rate thereafter), 5.414%, 5/21/2027	594,601
280,000	Goldman Sachs Group, Inc., (fixed rate to 7/23/2029, variable rate thereafter), 5.049%, 7/23/2030	278,336
20,000	Goldman Sachs Group, Inc., (fixed rate to 4/25/2029, variable rate thereafter), 5.727%, 4/25/2030	20,412
460,000	Goldman Sachs Group, Inc., (fixed rate to 8/10/2025, variable rate thereafter), 5.798%, 8/10/2026	462,568
585,000	HSBC Holdings PLC, (fixed rate to 11/19/2027, variable rate thereafter), 5.130%, 11/19/2028	584,813
525,000	HSBC USA, Inc., 5.625%, 3/17/2025	525,961
465,000	Huntington Bancshares, Inc., (fixed rate to 1/15/2030, variable rate thereafter), 5.272%, 1/15/2031	465,367
210,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	216,802
550,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	499,763
630,000	JPMorgan Chase & Co., (fixed rate to 10/22/2034, variable rate thereafter), 4.946%, 10/22/2035	607,019
230,000	JPMorgan Chase & Co., (fixed rate to 4/22/2029, variable rate thereafter), 5.581%, 4/22/2030	234,542
705,000	JPMorgan Chase Bank NA, 5.110%, 12/08/2026	712,426
435,000	KBC Group NV, (fixed rate to 10/16/2029, variable rate thereafter), 4.932%, 10/16/2030(a)	428,121
375,000	Lloyds Banking Group PLC, (fixed rate to 11/26/2027, variable rate thereafter), 5.087%, 11/26/2028	375,416
545,000	M&T Bank Corp., MTN, (fixed rate to 1/16/2035, variable rate thereafter), 5.385%, 1/16/2036	527,986
920,000	Morgan Stanley, (fixed rate to 10/18/2029, variable rate thereafter), 4.654%, 10/18/2030	900,283
915,000	Morgan Stanley Bank NA, (fixed rate to 5/26/2027, variable rate thereafter), 5.504%, 5/26/2028	927,741
315,000	National Australia Bank Ltd., 4.500%, 10/26/2027	313,954
615,000	National Bank of Canada, 4.500%, 10/10/2029	598,149
485,000	Nationwide Building Society, 5.127%, 7/29/2029(a)	485,438
545,000	NatWest Group PLC, (fixed rate to 8/15/2029, variable rate thereafter), 4.964%, 8/15/2030	536,822
655,000	NatWest Markets PLC, 1.600%, 9/29/2026(a)	621,397
645,000	Nordea Bank Abp, 4.375%, 9/10/2029(a)	630,979
345,000	Royal Bank of Canada, GMTN, (fixed rate to 8/02/2029, variable rate thereafter), 4.969%, 8/02/2030	342,358
480,000	Societe Generale SA, 5.250%, 2/19/2027(a)	480,533
200,000	Standard Chartered PLC, (fixed rate to 10/15/2029, variable rate thereafter), 5.005%, 10/15/2030(a)	196,389
210,000	Standard Chartered PLC, (fixed rate to 2/08/2029, variable rate thereafter), 7.018%, 2/08/2030(a)	222,369
765,000	State Street Bank & Trust Co., 4.782%, 11/23/2029	762,627
400,000	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 3/07/2027(a)	403,554
380,000	Swedbank AB, 5.407%, 3/14/2029(a)	383,029
325,000	Swedbank AB, 6.136%, 9/12/2026(a)	331,896
560,000	Synchrony Bank, 5.400%, 8/22/2025	560,364
200,000	Synchrony Financial, 4.875%, 6/13/2025	199,802
240,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	242,203
Principal Amount	Description	Value (†)
	Banking — continued
$535,000	Toronto-Dominion Bank, 4.783%, 12/17/2029	$527,788
525,000	Truist Financial Corp., MTN, (fixed rate to 10/30/2028, variable rate thereafter), 7.161%, 10/30/2029	561,381
335,000	UBS AG, 5.000%, 7/09/2027	336,964
585,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026(a)	573,602
655,000	Wells Fargo & Co., MTN, (fixed rate to 4/25/2025, variable rate thereafter), 3.908%, 4/25/2026	652,996
450,000	Wells Fargo & Co., MTN, (fixed rate to 4/22/2027, variable rate thereafter), 5.707%, 4/22/2028	457,402
330,000	Westpac Banking Corp., 5.050%, 4/16/2029	333,605
		29,875,879
	Brokerage — 0.4%
310,000	Cantor Fitzgerald LP, 7.200%, 12/12/2028(a)	323,899
285,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	291,431
260,000	Marex Group PLC, 6.404%, 11/04/2029	262,540
		877,870
	Cable Satellite — 0.2%
520,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.100%, 6/01/2029	530,050
	Chemicals — 0.2%
240,000	Cabot Corp., 4.000%, 7/01/2029	229,329
340,000	LYB International Finance III LLC, 5.500%, 3/01/2034	333,515
		562,844
	Collateralized Mortgage Obligations — 0.6%
62,086	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 5.471%, 7/20/2064(c)	62,015
59,598	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 5.267%, 7/20/2064(c)	59,528
146	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(b)	131
52,587	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	51,264
177,749	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 5.687%, 2/20/2066(c)	177,939
683,911	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(c)	650,695
92,822	Government National Mortgage Association, Series 2019-H01, Class FL, 1 mo. USD SOFR + 0.564%, 5.217%, 12/20/2068(c)	92,930
63,057	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 5.167%, 10/20/2068(c)	62,893
271,492	Government National Mortgage Association, Series 2019-H10, Class FM, 1 mo. USD SOFR + 0.514%, 5.167%, 5/20/2069(c)	270,717
		1,428,112
	Consumer Cyclical Services — 0.1%
165,000	Expedia Group, Inc., 6.250%, 5/01/2025(a)	165,109
	Diversified Manufacturing — 0.4%
450,000	Honeywell International, Inc., 4.700%, 2/01/2030	447,601
310,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.500%, 4/19/2029	315,504
300,000	Nordson Corp., 4.500%, 12/15/2029	292,634
		1,055,739

Principal Amount	Description	Value (†)
	Electric — 2.5%
$435,000	AES Corp., 3.300%, 7/15/2025(a)	$430,818
285,000	Alliant Energy Finance LLC, 5.400%, 6/06/2027(a)	286,821
425,000	Ameren Corp., 5.000%, 1/15/2029	425,652
565,000	American Electric Power Co., Inc., 5.699%, 8/15/2025	567,435
575,000	CenterPoint Energy, Inc., (fixed rate to 2/15/2030, variable rate thereafter), 6.700%, 5/15/2055	571,818
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	115,966
265,000	DTE Energy Co., 4.950%, 7/01/2027	265,994
520,000	Edison International, 4.700%, 8/15/2025	519,494
310,000	Entergy Corp., 0.900%, 9/15/2025	301,468
280,000	Liberty Utilities Co., 5.577%, 1/31/2029(a)	282,181
685,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	696,303
141,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 7.761%, 4/30/2043(c)	141,290
510,000	Vistra Operations Co. LLC, 5.125%, 5/13/2025(a)	509,862
580,000	WEC Energy Group, Inc., 4.750%, 1/09/2026	580,308
135,000	Wisconsin Public Service Corp., 4.550%, 12/01/2029	133,163
		5,828,573
	Finance Companies — 3.5%
220,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.625%, 9/10/2029	215,158
225,000	Air Lease Corp., MTN, 5.200%, 7/15/2031	222,314
275,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	255,868
190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	196,372
260,000	Apollo Debt Solutions BDC, 6.700%, 7/29/2031(a)	267,020
210,000	ARES Capital Corp., 5.950%, 7/15/2029	212,337
230,000	Ares Strategic Income Fund, 5.700%, 3/15/2028(a)	229,968
165,000	Aviation Capital Group LLC, 5.375%, 7/15/2029(a)	165,080
410,000	Avolon Holdings Funding Ltd., 4.950%, 1/15/2028(a)	406,276
295,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	280,936
245,000	Blackstone Secured Lending Fund, 2.850%, 9/30/2028	222,367
235,000	Blackstone Secured Lending Fund, 5.350%, 4/13/2028	234,379
260,000	Blue Owl Capital Corp., 3.750%, 7/22/2025	257,820
165,000	Blue Owl Capital Corp., 5.950%, 3/15/2029	165,656
265,000	Blue Owl Capital Corp., 8.450%, 11/15/2026	277,750
265,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028	281,387
355,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(a)	351,077
285,000	Blue Owl Technology Finance Corp. II, 6.750%, 4/04/2029(a)	286,747
345,000	FS KKR Capital Corp., 6.125%, 1/15/2030	344,745
240,000	FS KKR Capital Corp., 7.875%, 1/15/2029	255,271
190,000	GATX Corp., 5.400%, 3/15/2027	192,129
335,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	319,117
25,000	Golub Capital BDC, Inc., 6.000%, 7/15/2029	24,980
325,000	Hercules Capital, Inc., 3.375%, 1/20/2027	310,755
255,000	HPS Corporate Lending Fund, 6.250%, 9/30/2029(a)	259,364
370,000	Main Street Capital Corp., 3.000%, 7/14/2026	356,588
40,000	Main Street Capital Corp., 6.500%, 6/04/2027	40,749
655,000	Mitsubishi HC Finance America LLC, 5.150%, 10/24/2029(a)	653,355
110,000	New Mountain Finance Corp., 6.200%, 10/15/2027	109,903
150,000	New Mountain Finance Corp., 6.875%, 2/01/2029	151,277
110,000	Sixth Street Lending Partners, 5.750%, 1/15/2030(a)	108,275
Principal Amount	Description	Value (†)
	Finance Companies — continued
$230,000	Sixth Street Lending Partners, 6.500%, 3/11/2029(a)	$233,068
365,000	USAA Capital Corp., 3.375%, 5/01/2025(a)	363,634
		8,251,722
	Financial Other — 0.1%
250,000	Atlas Warehouse Lending Co. LP, 6.250%, 1/15/2030(a)	248,496
	Food & Beverage — 1.1%
795,000	Conagra Brands, Inc., 5.300%, 10/01/2026	803,049
310,000	Constellation Brands, Inc., 4.800%, 1/15/2029	308,137
430,000	General Mills, Inc., 4.875%, 1/30/2030	427,106
640,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028(a)	568,953
435,000	Suntory Holdings Ltd., 5.124%, 6/11/2029(a)	436,468
		2,543,713
	Government Owned - No Guarantee — 0.2%
445,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	421,040
	Health Care REITs — 0.1%
235,000	Omega Healthcare Investors, Inc., 4.500%, 1/15/2025	234,915
	Health Insurance — 0.5%
545,000	Humana, Inc., 5.375%, 4/15/2031	540,440
630,000	UnitedHealth Group, Inc., 4.950%, 1/15/2032	622,893
		1,163,333
	Healthcare — 0.7%
630,000	Cardinal Health, Inc., 5.000%, 11/15/2029	626,074
215,000	Cencora, Inc., 5.150%, 2/15/2035	209,596
275,000	Illumina, Inc., 4.650%, 9/09/2026	273,926
320,000	IQVIA, Inc., 5.700%, 5/15/2028	323,565
195,000	Universal Health Services, Inc., 4.625%, 10/15/2029	188,081
		1,621,242
	Hybrid ARMs — 0.0%
9,867	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.225%, 7.182%, 1/01/2035(c)	10,204
17,825	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.500%, 7.261%, 5/01/2036(c)	18,469
		28,673
	Independent Energy — 0.5%
215,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	209,098
680,000	ConocoPhillips Co., 5.000%, 1/15/2035	660,536
320,000	Pioneer Natural Resources Co., 5.100%, 3/29/2026	322,204
		1,191,838
	Integrated Energy — 0.2%
590,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	581,081
	Life Insurance — 3.6%
240,000	American National Group, Inc., 5.750%, 10/01/2029	240,276
205,000	Athene Global Funding, 2.500%, 3/24/2028(a)	188,797
400,000	Athene Global Funding, 5.322%, 11/13/2031(a)	393,353
545,000	Brighthouse Financial Global Funding, 1.750%, 1/13/2025(a)	544,484
400,000	Brighthouse Financial Global Funding, 5.550%, 4/09/2027(a)	403,448
585,000	CNO Global Funding, 2.650%, 1/06/2029(a)	528,867
125,000	CNO Global Funding, 4.875%, 12/10/2027(a)	124,432
260,000	Corebridge Global Funding, 5.200%, 6/24/2029(a)	261,346
460,000	F&G Global Funding, 5.150%, 7/07/2025(a)	460,571
695,000	GA Global Funding Trust, 2.250%, 1/06/2027(a)	657,692
300,000	Jackson National Life Global Funding, 1.750%, 1/12/2025(a)	299,750

Principal Amount	Description	Value (†)
	Life Insurance — continued
$155,000	Jackson National Life Global Funding, 3.875%, 6/11/2025(a)	$154,336
370,000	New York Life Global Funding, 4.600%, 12/05/2029(a)	367,310
450,000	New York Life Global Funding, 5.000%, 6/06/2029(a)	453,318
840,000	Northwestern Mutual Global Funding, 4.900%, 6/12/2028(a)	839,689
480,000	Principal Life Global Funding II, 5.100%, 1/25/2029(a)	481,055
150,000	Protective Life Global Funding, 4.772%, 12/09/2029(a)	148,577
380,000	Protective Life Global Funding, 5.215%, 6/12/2029(a)	382,364
655,000	Reliance Standard Life Global Funding II, 2.750%, 5/07/2025(a)	650,099
290,000	Reliance Standard Life Global Funding II, 5.243%, 2/02/2026(a)	290,154
220,000	RGA Global Funding, 5.448%, 5/24/2029(a)	222,991
345,000	SBL Holdings, Inc., 7.200%, 10/30/2034(a)	335,538
		8,428,447
	Lodging — 0.4%
380,000	Hyatt Hotels Corp., 5.250%, 6/30/2029	380,227
290,000	Hyatt Hotels Corp., 5.375%, 12/15/2031	288,624
360,000	Marriott International, Inc., 5.550%, 10/15/2028	367,810
		1,036,661
	Media Entertainment — 0.2%
385,000	Take-Two Interactive Software, Inc., 4.950%, 3/28/2028	384,801
120,000	Take-Two Interactive Software, Inc., 5.400%, 6/12/2029	121,700
		506,501
	Midstream — 0.4%
460,000	Kinder Morgan, Inc., 5.100%, 8/01/2029	459,937
600,000	Williams Cos., Inc., 5.400%, 3/02/2026	604,046
		1,063,983
	Mortgage Related — 0.7%
243	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	240
1	Federal Home Loan Mortgage Corp., 8.000%, 7/01/2025	1
4,887	Government National Mortgage Association, 3.890%, 5/20/2062(c)	4,699
5,132	Government National Mortgage Association, 3.890%, 10/20/2062(c)	4,954
13,732	Government National Mortgage Association, 4.015%, 4/20/2063(c)	13,444
25,123	Government National Mortgage Association, 4.160%, 9/20/2066(c)	24,553
87,690	Government National Mortgage Association, 4.357%, 10/20/2066(c)	86,593
17,305	Government National Mortgage Association, 4.366%, 11/20/2066(c)	17,099
950	Government National Mortgage Association, 4.378%, 11/20/2064(c)	935
5,957	Government National Mortgage Association, 4.390%, 6/20/2066(c)	5,905
52,124	Government National Mortgage Association, 4.398%, 10/20/2066(c)	51,435
48,320	Government National Mortgage Association, 4.424%, 11/20/2066(c)	47,597
72,687	Government National Mortgage Association, 4.427%, 9/20/2066(c)	72,043
33,587	Government National Mortgage Association, 4.486%, 8/20/2066(c)	33,270
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$41,000	Government National Mortgage Association, 4.560%, 10/20/2066(c)	$40,661
261,169	Government National Mortgage Association, 4.585%, 7/20/2067(c)	257,766
653,705	Government National Mortgage Association, 4.639%, 4/20/2067(c)	648,174
367,214	Government National Mortgage Association, 4.700%, 1/20/2067(c)	364,686
		1,674,055
	Natural Gas — 0.2%
380,000	NiSource, Inc., 5.200%, 7/01/2029	382,893
155,000	Sempra, 5.400%, 8/01/2026	156,365
		539,258
	Non-Agency Commercial Mortgage-Backed Securities — 7.7%
270,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	238,639
870,000	Bank, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(c)	736,353
635,000	Bank5, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(c)	667,824
333,261	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	348,071
985,000	Bank5 Trust, Series 2024-5YR6, Class A3, 6.225%, 5/15/2057	1,023,670
660,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 6.653%, 10/15/2037(a)(c)	662,062
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	740,273
140,669	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	131,876
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	253,073
520,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(c)	530,677
520,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.923%, 12/15/2038(a)(c)	512,501
360,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 6.295%, 4/15/2037(a)(c)	361,350
395,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.889%, 7/15/2029(a)(c)	397,216
491,600	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	486,421
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	355,445
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	974,141
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	486,875
364,044	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	344,006
189,609	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	189,311
520,299	Commercial Mortgage Trust, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	513,525
100,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(c)	101,161
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	716,817
10,240	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617%, 11/15/2048	10,193

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	$424,018
335,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	343,478
602,739	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	484,171
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.550%, 3/05/2033(a)(c)	363,015
365,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.322%, 9/10/2038(a)(c)	359,798
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	219,793
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	174,815
157,508	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	154,538
575,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	520,204
129,604	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	128,871
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	490,632
845,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	779,110
465,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	472,133
980,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 5.947%, 2/15/2039(a)(c)	967,959
210,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.743%, 12/15/2039(a)(c)	210,034
201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	197,875
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	412,673
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(c)	759,607
		18,244,204
	Oil Field Services — 0.2%
395,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034(a)	375,040
	Other REITs — 0.1%
195,000	Extra Space Storage LP, 5.700%, 4/01/2028	199,067
	Packaging — 0.2%
60,000	Amcor Flexibles North America, Inc., 4.000%, 5/17/2025	59,777
335,000	Amcor Group Finance PLC, 5.450%, 5/23/2029	337,769
		397,546
	Pharmaceuticals — 0.3%
405,000	Gilead Sciences, Inc., 5.100%, 6/15/2035	398,460
245,000	Royalty Pharma PLC, 5.400%, 9/02/2034	238,396
		636,856
	Property & Casualty Insurance — 1.1%
275,000	Allstate Corp., 5.050%, 6/24/2029	276,251
435,000	Chubb INA Holdings LLC, 4.650%, 8/15/2029	433,453
400,000	Enact Holdings, Inc., 6.250%, 5/28/2029	407,603
370,000	Essent Group Ltd., 6.250%, 7/01/2029	377,727
285,000	NMI Holdings, Inc., 6.000%, 8/15/2029	286,215
195,000	Radian Group, Inc., 6.200%, 5/15/2029	200,115
275,000	SiriusPoint Ltd., 7.000%, 4/05/2029	282,739
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032(a)	219,244
		2,483,347
Principal Amount	Description	Value (†)
	Refining — 0.1%
$280,000	Phillips 66 Co., 5.250%, 6/15/2031	$280,747
	Restaurants — 0.1%
330,000	Darden Restaurants, Inc., 4.550%, 10/15/2029	321,924
	Retailers — 0.6%
290,000	AutoNation, Inc., 4.500%, 10/01/2025	288,873
525,000	AutoZone, Inc., 5.050%, 7/15/2026	527,984
370,000	Genuine Parts Co., 4.950%, 8/15/2029	368,855
150,000	Tapestry, Inc., 5.500%, 3/11/2035	145,899
		1,331,611
	Technology — 1.8%
340,000	Arrow Electronics, Inc., 5.150%, 8/21/2029	338,522
305,000	Avnet, Inc., 6.250%, 3/15/2028	313,216
565,000	Broadcom, Inc., 5.050%, 7/12/2029	567,147
400,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	372,876
600,000	Dell International LLC/EMC Corp., 4.850%, 2/01/2035	569,777
315,000	Equifax, Inc., 4.800%, 9/15/2029	311,002
250,000	Equifax, Inc., 5.100%, 6/01/2028	250,937
135,000	Flex Ltd., 5.250%, 1/15/2032	132,746
250,000	Flex Ltd., 6.000%, 1/15/2028	254,867
230,000	Hewlett Packard Enterprise Co., 5.000%, 10/15/2034	221,070
250,000	Microchip Technology, Inc., 5.050%, 2/15/2030	248,266
350,000	Micron Technology, Inc., 6.750%, 11/01/2029	372,636
320,000	Tyco Electronics Group SA, 4.625%, 2/01/2030	316,841
		4,269,903
	Tobacco — 0.3%
470,000	Imperial Brands Finance PLC, 5.500%, 2/01/2030(a)	474,982
215,000	Philip Morris International, Inc., 4.375%, 11/01/2027	213,216
		688,198
	Transportation Services — 0.3%
275,000	Element Fleet Management Corp., 3.850%, 6/15/2025(a)	273,619
175,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.000%, 7/15/2025(a)	174,020
350,000	Ryder System, Inc., GMTN, 4.950%, 9/01/2029	348,768
		796,407
	Treasuries — 34.1%
2,335,000	U.S. Treasury Notes, 3.500%, 9/30/2026	2,305,588
16,110,000	U.S. Treasury Notes, 3.500%, 9/30/2029	15,500,941
2,540,000	U.S. Treasury Notes, 3.625%, 5/31/2028	2,484,364
5,565,000	U.S. Treasury Notes, 3.625%, 8/31/2029	5,388,310
14,335,000	U.S. Treasury Notes, 3.875%, 8/15/2034	13,554,291
1,950,000	U.S. Treasury Notes, 4.000%, 7/31/2029	1,919,093
4,165,000	U.S. Treasury Notes, 4.125%, 10/31/2029	4,117,034
8,000,000	U.S. Treasury Notes, 4.125%, 11/30/2029	7,909,110
1,760,000	U.S. Treasury Notes, 4.250%, 11/30/2026	1,759,650
7,200,000	U.S. Treasury Notes, 4.250%, 2/28/2029	7,166,347
2,585,000	U.S. Treasury Notes, 4.250%, 6/30/2029	2,570,691
5,890,000	U.S. Treasury Notes, 4.250%, 11/15/2034	5,736,487
3,020,000	U.S. Treasury Notes, 4.500%, 5/31/2029	3,034,431
6,965,000	U.S. Treasury Notes, 4.625%, 4/30/2029	7,031,753
		80,478,090
	Utility Other — 0.1%
260,000	Essential Utilities, Inc., 4.800%, 8/15/2027	259,670
	Wireless — 0.1%
265,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	263,450

Principal Amount	Description	Value (†)
	Wirelines — 0.3%
$635,000	NTT Finance Corp., 5.110%, 7/02/2029(a)	$639,725
	Total Bonds and Notes (Identified Cost $235,027,823)	231,627,542

Short-Term Investments — 0.8%
1,837,529	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2024 at 2.500% to be repurchased at $1,837,784 on 1/02/2025 collateralized by $1,477,900 U.S. Treasury Inflation Indexed Note, 0.375% due 1/15/2027 valued at $1,874,346 including accrued interest(d) (Identified Cost $1,837,529)	1,837,529
	Total Investments — 99.0% (Identified Cost $236,865,352)	233,465,071
	Other assets less liabilities — 1.0%	2,255,184
	Net Assets — 100.0%	$235,720,255

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the value of Rule 144A holdings amounted to
$72,118,300 or 30.6% of net assets.

(b)	Level 3 security. Value has been determined using significant unobservable inputs.
(c)
Variable rate security. Rate as of December 31, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of December 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At December 31, 2024, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	3/31/2025	46	$4,911,903	$4,890,016	$(21,887)
Ultra 10 Year U.S. Treasury Notes Futures	3/20/2025	71	8,011,997	7,903,187	(108,810)
Total					$(130,697)
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Residential Mortgage	$ —	$ —	$1,197	$1,197
Collateralized Mortgage Obligations	—	1,427,981	131	1,428,112
All Other Bonds and Notes(a)	—	230,198,233	—	230,198,233
Total Bonds and Notes	—	231,626,214	1,328	231,627,542
Short-Term Investments	—	1,837,529	—	1,837,529
Total Investments	$—	$233,463,743	$1,328	$233,465,071

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(130,697)	$ —	$ —	$(130,697)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2024 and/or December 31, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2024
Bonds and Notes
ABS Home Equity	$1,280	$ —	$ —	$2	$ —	$(85)	$ —	$ —	$1,197	$1
Collateralized Mortgage Obligations	136	—	—	(1)	—	(4)	—	—	131	(1)
Total	$1,416	$ —	$ —	$1	$ —	$(89)	$ —	$ —	$1,328	$ —
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of December 31, 2024, the Fund used futures contracts for hedging and duration management.
The following is a summary of derivative instruments for the Fund, as of December 31, 2024:
Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(130,697)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
Industry Summary at December 31, 2024 (Unaudited)
Treasuries	34.1%
ABS Car Loan	12.9
Banking	12.7
Non-Agency Commercial Mortgage-Backed Securities	7.7
ABS Other	4.7
Life Insurance	3.6
Finance Companies	3.5
Electric	2.5
Automotive	2.1
Other Investments, less than 2% each	14.4
Short-Term Investments	0.8
Total Investments	99.0
Other assets less liabilities (including futures contracts)	1.0
Net Assets	100.0%